As filed with the Securities and Exchange Commission on November 30, 2012

Securities Act File No. 33-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No. 110

Registration Statement under the Investment Company Act of 1940

Amendment No. 112

ADVANCED SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888

(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b).
☐	on pursuant to paragraph (b) of rule 485.
☒	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(Title of Securities Being Registered)

Explanatory Note

This Post-Effective Amendment No. 110 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 112 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) is being filed for the purpose of adding revised disclosure with respect to the investment policies and strategies of the AST CLS Moderate Asset Allocation Portfolio (to be renamed AST RCM World Trends Portfolio, effective on or about [February 25, 2013]), which revised disclosure is being filed as a supplement to and incorporates by reference the Registrant’s current prospectus and statement of additional information, each dated April 30, 2012.

Except as noted above, the Amendment is not intended to amend the Registrant’s current prospectuses, dated April 30, 2012, August 20, 2012, and November 14, 2012 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated April 30, 2012, August 20, 2012, and November 14, 2012 (the Current Statements of Additional Information).

The information in this Supplement to the Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Supplement to the Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ADVANCED SERIES TRUST

PROSPECTUS DATED APRIL 30, 2012

SUPPLEMENT DATED [JANUARY 29, 2013]

This supplement sets forth changes to the Prospectus, dated April 30, 2012 (the Prospectus), of Advanced Series Trust (the Trust). The portfolio of the Trust discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

Changes relating to AST CLS Moderate Asset Allocation Portfolio
(To be Renamed AST RCM World Trends Portfolio Effective on or About [February 25, 2013])

The beneficial shareholders of the AST CLS Moderate Asset Allocation Portfolio (the AST CLS Portfolio), to be renamed the AST RCM World Trends Portfolio (the AST RCM Portfolio or the Portfolio), recently approved an increase in the investment management fee rate paid to Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Investment Managers) by the Portfolio.  The Investment Managers proposed to increase the investment management fee rate in connection with the restructuring of the Portfolio from a fund-of-funds to a portfolio investing directly in securities and to retain RCM Capital Management LLC (RCM or the New Subadviser) as the new subadviser for the Portfolio.  Such subadvisory arrangement is expected to become effective on or about [February 25, 2013]. In connection therewith, also on or about [February 25, 2013]: (i) the Investment Managers will terminate CLS Investments, LLC as the subadviser for the AST CLS Portfolio; (ii) the New Subadviser will begin to implement a new investment strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST CLS Moderate Asset Allocation Portfolio to the AST RCM World Trends Portfolio (the AST RCM Portfolio or the Portfolio); and (iv) certain changes to the Portfolio’s performance benchmark and non-fundamental investment policies will become effective.

The AST CLS Portfolio currently operates as a fund-of-funds. Under normal circumstances, the AST CLS Portfolio invests approximately 90% of its assets in other portfolios of the Trust and approximately 10% of its assets in exchange-traded funds (ETFs) rather than investing directly in equity and fixed-income securities and other financial instruments. Upon effectiveness of these changes, the Portfolio will no longer operate as a fund-of-funds. Instead, the New Subadviser will purchase and sell equity and debt securities and other financial instruments to implement the various investment strategies described below. The AST RCM Portfolio will, however, remain a global asset allocation investment vehicle. These changes, which are expected to become effective on or about [February 25, 2013], are summarized below.

Current Non-Fundamental Investment Policy of AST CLS Moderate Asset Allocation Portfolio	Proposed Non-Fundamental Investment Policy of AST RCM World Trends Portfolio

Investment Objective: Highest potential total return consistent with its specified level of risk tolerance	Investment Objective: Highest potential total return consistent with its specified level of risk tolerance.

Fund-of-Funds: Under normal circumstances, the AST CLS Portfolio invests approximately 90% of its assets in other portfolios of the Trust and up to 10% of its assets in ETFs.	Fund-of-Funds: Termination of policy. The AST RCM Portfolio may, however, invest in other investment companies to the extent permitted by the Investment Company Act of 1940 and the rules thereunder.

Blended Performance Benchmark: Russell 3000 Index: 60% MSCI EAFE Index: 10% Barclays Capital U.S. Aggregate Bond Index: 30%	Blended Performance Benchmark: S&P 500 Index: 17.5% MSCI ACWI Index: 42.5% Barclays Capital U.S. Aggregate Bond Index: 40%

All references to the current AST CLS Moderate Asset Allocation Portfolio are hereby deemed deleted from the Prospectus as of the retention of the New Subadviser and its implementation of a new investment strategy for the Portfolio. The new investment strategy to be implemented by the New Subadviser and the principal risks associated with an investment in the AST RCM Portfolio are described below. Depending upon market, economic, and financial conditions as of [February 25, 2013] and the Trust’s ability to implement certain legal agreements and custody arrangements, it may take several weeks for the New Subadviser to fully implement its investment strategies for the AST RCM Portfolio.

A. The section of the Prospectus entitled “Summary: AST CLS Moderate Asset Allocation Portfolio” is hereby deleted in its entirety and replaced with the following in order to reflect the changes described above.

SUMMARY: AST RCM WORLD TRENDS PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the AST RCM World Trends Portfolio (the AST RCM Portfolio or the Portfolio) is to seek highest potential total return consistent with its specified level of risk tolerance.

PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together the contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	None
Total Annual Portfolio Operating Expenses	1.09%

* Effective on or about [February 25, 2013], the AST CLS Moderate Asset Allocation Portfolio will change its subadviser, investment policies, strategy, expense structure, and its name to the AST RCM World Trends Portfolio. The fees and expenses identified in this table reflect these changes and are estimates based in part on assumed average daily net assets of $2.2 billion for the Portfolio (i.e., the approximate amount of the Portfolio’s net assets as of [December 31, 2011]) for the fiscal year ending December 31, 2013.

Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AST RCM World Trends Portfolio	$111	$347	$601	$1,329

Portfolio Turnover. The AST RCM Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio’s performance. During the most recent fiscal year ended December 31, the Portfolio’s turnover rate was [113]% of the average value of its portfolio.  As described above, the Portfolio was known as the AST CLS Moderate Asset Allocation Portfolio during the most recent fiscal year ended December 31.  As a result, the portfolio turnover rate above reflects the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Moderate Asset Allocation Portfolio and is not representative in any way whatsoever of the AST RCM Portfolio’s current subadviser, policies, strategy, and expense structure.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies.  The AST RCM Portfolio will invest in a broad range of asset classes through allocation of assets among several distinct investment strategies.  Asset classes in which the AST RCM Portfolio will invest include, without limitation, domestic equity and debt, emerging markets equity and debt, domestic and European large-, mid-, and small-cap equity, domestic corporate bonds, U.S. treasuries, and commodities.  The AST RCM Portfolio will invest primarily in individual securities in order to meet its investment objective and will also utilize derivative instruments for tactical positioning and risk management.  The AST RCM Portfolio will invest in at least three countries other than the United States.

Under normal circumstances, approximately 60% of the AST RCM Portfolio’s net assets will be invested to provide exposure to equity securities and approximately 40% of its net assets will be invested to provide exposure to fixed-income securities.  Depending on market conditions, such equity exposure may range between 50-70% of the AST RCM Portfolio’s net assets and such fixed-income exposure may range between 30-50% of its net assets.  Such exposures may be obtained through: (i) the purchase of “physical” securities (e.g., common stocks, bonds, etc.); (ii) the use of derivatives (e.g., option and futures contracts on indices, securities, and commodities, currency forwards, etc.); and (iii) the purchase of exchange-traded funds.  More specific information regarding the AST RCM Portfolio’s minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below.

Asset Class	Minimum Exposure		Neutral Exposure	Maximum Exposure
Equities
Global Equity	20.0%		30.0%	40.0	%(1)
U.S. Large-Cap Equity	10.0%		17.5%	20.0%
European Large/Mid-Cap Equity	3.0%		5.0%	7.0	%(1)
European Small-Cap Equity	1.0%		2.5%	4.0	%(1)
Emerging Markets Equity	0.0%		2.5%	8.0	%(1)
Commodities	0.0%		2.5%	8.0%
Total Equities	50	%(2)	60%	70	%(3)

Fixed-Income
U.S. Treasuries	15.0%		25.0%	35.0%
U.S. Corporates	5.0%		10.0%	15.0%
Emerging Market Debt	0.0%		5.0%	8.0%
Cash	0.0%		0.0%	20.0%
Total Fixed-Income	30	%(4)	40%	50	%(5)

(1) Notwithstanding the individual maximum exposures for the Global Equity, European Large/Mid Cap Equity, European Small-Cap Equity, and Emerging Markets Equity segments, the maximum combined exposure to non-U.S. equity investments not denominated in U.S. dollars within these segments is 35% of the AST RCM Portfolio’s net assets.

(2) Notwithstanding the individual minimum exposures for the various equity segments, the minimum combined exposure to equity investments is 50% of the AST RCM Portfolio’s net assets.

(3) Notwithstanding the individual maximum exposures for the various equity segments, the maximum combined exposure to equity investments is 70% of the AST RCM Portfolio’s net assets.

(4) Notwithstanding the individual minimum exposures for the various fixed-income segments, the minimum combined exposure to fixed-income investments is 30% of the AST RCM Portfolio’s net assets.

(5) Notwithstanding the individual maximum exposures for the various fixed-income segments, the maximum combined exposure to fixed-income investments is 50% of the AST RCM Portfolio’s net assets.

Principal Risks of Investing in the AST RCM Portfolio.  The risks identified below are the principal risks of investing in the AST RCM Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST RCM Portfolio. An investment in the AST RCM Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST RCM Portfolio makes every effort to achieve its objective, it can’t guarantee success.

Asset Transfer Program Risk.  The Portfolio is used in connection with certain benefit programs under the variable annuity contracts of certain participating insurance companies (the Participating Insurance Companies), including certain “guaranteed minimum accumulation benefit” programs and certain “guaranteed minimum withdrawal benefit” programs.  In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies will monitor each contract owner’s account value from time to time and will systematically transfer amounts between the Portfolio and other portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer’s general account) as required by certain non-discretionary mathematical formulas.  Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks.  Such pre-determined mathematical formulas could adversely affect the Portfolio’s investment performance by requiring the New Subadviser to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement their investment strategies.  In addition, these predetermined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Commodity Risk.  A commodity-linked derivative instrument is an financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities.  The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and may be more volatile than the prices of investments in traditional equity and debt securities.

Derivatives Risk.  A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index.  The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) to a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create leverage, which can result in losses to the Portfolio that exceed the amount it originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity Securities Risk.  There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and investors could lose money.  In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Exchange-Traded Funds (ETFs).  An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.  The price of an ETF can fluctuate up or down, and the Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such an action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Expense Risk.  The actual cost of investing in the Portfolio may be higher than the expenses shown above in this Memorandum for a variety of reasons, including, for example, if the Portfolio’s average net assets decreases significantly.

Fixed Income Securities Risk.  Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign Investment Risk.  Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers.  Foreign investment risk includes: adverse changes in currency exchange rates may negatively affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio’s foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-Yield Risk.  Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investments in investment grade securities.  High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Market and Management Risk.  Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably.  All decisions by the New Subadviser require judgment and are based on imperfect information.  Additionally, the investment techniques, risk analysis and investment strategies used by the New Subadviser in making investment decisions for the Portfolio may not produce the desired results.

Recent Events Risk.  The ongoing financial and debt crises have caused significant declines in the value and liquidity of many securities.  This environment could make identifying investment risks and opportunities especially difficult for the New Subadviser.  These market conditions may continue or get worse.  In response to the crisis, the U.S. and other governments have increased deficit spending while the Federal Reserve and certain foreign central banks have taken steps to support financial markets.  The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities.  In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation.  The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real Estate Risk.  Investments in real estate investment trusts (RETTs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses.  An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws.  In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Past Performance. Prior to [February 25, 2013], the Portfolio was known as the AST CLS Moderate Asset Allocation Portfolio. Effective [February 25, 2013], the Portfolio replaced the old subadviser (CLS) with a new subadviser (RCM), changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST CLS Moderate Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio’s current subadviser, investment policies, strategy, and expense structure.

A number of factors, including risk, affected how the former AST CLS Portfolio performed. The bar chart and table provides some indication of the risks of investing in the former AST CLS Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 3 years, and since inception of the Portfolio compared with those of a broad measure of market performance. Past performance does not mean that the former AST CLS Portfolio or the current AST RCM Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the AST CLS Portfolio’s average annual returns compared to the returns of a custom blended stock index which includes the stocks of companies with similar investment objectives. The AST CLS Portfolio’s custom blended stock index consists of the Russell 3000 Index (40%), MSCI EAFE Index (10%), and the Barclays Capital U.S. Aggregate Bond Index (50%). The Investment Managers determined the weight of each index comprising the blended indexes.

Average Annual Returns

[Bar Chart and Other Required Information to be Included in Subsequent Rule 485(b) Amendment Filing]

Average Annual Total Returns (For the periods ended December 31, 2012)

Portfolio	1 Year	3 Years	Since Inception (11/19/07)

Index	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]

Blended Index (reflects no deduction for fees, expenses or taxes)	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]	[Required Performance Information to be Included in Subsequent Rule 485(b) Amendment Filing]

MANAGEMENT OF THE AST RCM WORLD TRENDS PORTFOLIO

Investment Managers: Prudential Investments LLC and AST Investment Services, Inc.

Subadviser: RCM Capital Management LLC (RCM)

Portfolio Manager	Title	Service Date with Portfolio
Herold Rohweder	Managing Director	[February 2013]
Matthias Müller	Managing Director	[February 2013]
Giorgio Carlino	Director and Portfolio Manager	[February 2013]
Michael Stamos	Portfolio Manager	[February 2013]
Zijan Yang	Portfolio Manager	[February 2013]

TAX INFORMATION

Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio’s income, gains, losses, deductions, and credits are “passed through” pro rata directly to the participating insurance companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the issuing insurance company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary’s website for more information.

B. The following information is added at the end of the section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest” in order to reflect the changes described above.

Investment Objective of the Portfolio. The investment objective of the AST RCM Portfolio is to seek highest potential total return consistent with its specified level of risk tolerance.  This investment objective is not a fundamental investment policy for the AST RCM Portfolio and, therefore, may be changed by the Board of Trustees of the Trust (the Board) without shareholder approval.  No assurance can be given that the AST RCM Portfolio will achieve its investment objective.

Principal Investment Strategies. The AST RCM Portfolio will invest in a broad range of asset classes through allocation of assets among seven distinct investment strategies.  Asset classes in which the AST RCM Portfolio will invest include, without limitation, domestic equity and debt, emerging markets equity and debt, domestic and European large-, mid-, and small-cap equity, domestic corporate bonds, U.S. treasuries, and commodities.  The AST RCM Portfolio will invest primarily in individual securities in order to meet its investment objective and will also utilize derivative instruments for tactical positioning and risk management.  The AST RCM Portfolio will invest in at least three countries outside the United States.  RCM will allocate assets among the following several investment strategies according to the approximate neutral weights shown in parentheses:

RCM Best Styles Global (25%).  This is a core global equity strategy that seeks to exploit the risk premium attached to many investment styles like valuation, earnings change, price momentum and growth.  It seeks to generate stable outperformance that is largely independent of the macroeconomic or market cycle, while minimizing unintended portfolio risks.

U.S. Equity Core (17.5%).  Based on a belief that investor sentiment fluctuates more widely than underlying fundamentals, and that low expectation/valuation stocks provide more downside risk protection and more upside potential, this strategy identifies undervalued companies undergoing positive change through a disciplined investment process, which is built upon stock screening and fundamental research.

European Growth (5%).  Based on a belief that share prices are driven in the medium- to long-term by the growth of earnings and cash flows, and that markets are often inefficient in valuing growth businesses, this strategy constructs high-conviction portfolios with a long-term investment horizon through a pure bottom-up stock picking approach that emphasizes structural growth.

Enhanced Fixed Income (40%).  Based on a belief that fixed-income markets display inefficiencies that can be systematically exploited through an active and disciplined investment process, this strategy combines proprietary research with sophisticated portfolio construction tools and seeks to outperform the benchmark while adhering to stringent risk guidelines.

European Small Caps (2.5%).  This strategy targets mid- to long-term stable outperformance through a fundamental bottom-up investment process with a tilt towards high quality small cap companies.

Best Styles Emerging Markets (2.5%). In developed markets, investment styles have been a reliable performance contributor over the last decades.  In emerging markets, investment styles have been even more successful in the past decade than in developed markets. The Best Styles Emerging Markets Strategy invests in long term investment style winners in combination with bottom up stock picking to generate a more stable alpha in emerging markets.   This strategy exploits the risk premium attached to many investment styles like valuation, earnings change, price momentum and growth, and seeks to generate stable outperformance that is largely independent of the macroeconomic or market cycle, while minimizing unintended portfolio risks.

Commodities (2.5%).  Based on a belief that inefficiencies in commodities markets can be exploited systematically using well researched and disciplined investment processes combining fundamental knowledge and advanced risk management skills, this strategy seeks to provide exposure to rising commodity markets and generate alpha through active allocation across commodities, while mitigating downside returns through sophisticated tail risk management tools.

Under normal circumstances, approximately 60% of the AST RCM Portfolio’s net assets will be invested to provide exposure to equity securities and approximately 40% of its net assets will be invested to provide exposure to fixed-income securities.  Depending on market conditions, such equity exposure may range between 50-70% of the AST RCM Portfolio’s net assets and such fixed-income exposure may range between 30-50% of its net assets.  Such exposures may be obtained through: (i) the purchase of “physical” securities (e.g., common stocks, bonds, etc.); (ii) the use of derivatives (e.g., option and futures contracts on indices, securities, and commodities, currency forwards, etc.); and (iii) the purchase of Underlying ETFs.  More specific information regarding the AST RCM Portfolio’s minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below.

Asset Class	Minimum Exposure		Neutral Exposure	Maximum Exposure
Equities
Global Equity	20.0%		30.0%	40.0	%(1)
U.S. Large-Cap Equity	10.0%		17.5%	20.0%
European Large/Mid-Cap Equity	3.0%		5.0%	7.0	%(1)
European Small-Cap Equity	1.0%		2.5%	4.0	%(1)
Emerging Markets Equity	0.0%		2.5%	8.0	%(1)
Commodities	0.0%		2.5%	8.0%
Total Equities	50	%(2)	60%	70	%(3)

Fixed-Income
U.S. Treasuries	15.0%		25.0%	35.0%
U.S. Corporates	5.0%		10.0%	15.0%
Emerging Market Debt	0.0%		5.0%	8.0%
Cash	0.0%		0.0%	20.0%
Total Fixed-Income	30	%(4)	40%	50	%(5)

(1) Notwithstanding the individual maximum exposures for the Global Equity, European Large/Mid Cap Equity, European Small-Cap Equity, and Emerging Markets Equity segments, the maximum combined exposure to non-U.S. equity investments not denominated in U.S. dollars within these segments is 35% of the AST RCM Portfolio’s net assets.

(2) Notwithstanding the individual minimum exposures for the various equity segments, the minimum combined exposure to equity investments is 50% of the AST RCM Portfolio’s net assets.

(3) Notwithstanding the individual maximum exposures for the various equity segments, the maximum combined exposure to equity investments is 70% of the AST RCM Portfolio’s net assets.

(4) Notwithstanding the individual minimum exposures for the various fixed-income segments, the minimum combined exposure to fixed-income investments is 30% of the AST RCM Portfolio’s net assets.

(5) Notwithstanding the individual maximum exposures for the various fixed-income segments, the maximum combined exposure to fixed-income investments is 50% of the AST RCM Portfolio’s net assets.

A change in the securities held by the AST RCM Portfolio is known as “portfolio turnover.”  The AST RCM Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually.  Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance.  If the AST RCM Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

Temporary Defensive Investments.  In response to adverse market, economic, or political conditions or to satisfy redemptions, the AST RCM Portfolio may take a temporary defensive position and invest up to 100% of its assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities or in high-quality obligations of banks and corporations, repurchase agreements, or hold up to 100% of its assets in cash, cash equivalents or shares of money market or short-term bond funds that are advised by the Investment Managers or their affiliates.  Investing heavily in these securities will limit the New Subadviser’s ability to achieve the AST RCM Portfolio’s investment objective, but can help to preserve Portfolio assets.

C. The following information is added at the end of the table contained in the section of the Prospectus entitled “How the Fund Is Managed — Investment Management Fees” in order to reflect the changes described above.

AST RCM World Trends Portfolio	0.95%

D. The following information is added at the end of the section of the Prospectus entitled “How the Fund Is Managed — Investment Subadvisers” in order to reflect the changes described above.

RCM Investment Management LLC (RCM) is a registered investment adviser and a wholly-owned subsidiary of Allianz Global Investors.  As of [December 31, 2012], RCM had approximately $[            ] in assets under management worldwide. RCM’s address is 555 Mission Street, Suite 1700, San Francisco, CA 94105.

On or about March 1, 2013, RCM will merge into Allianz Global Investors U.S. LLC (AGI U.S.).  Upon completion of the merger, AGI U.S. will succeed to the advisory businesses of RCM, including to the rights and obligations of RCM under the Subadvisory Agreement for the AST RCM Portfolio.

E. The following information is added at the end of the section of the Prospectus entitled “How the Fund Is Managed— Portfolio Managers” in order to reflect the changes described above.

AST RCM World Trends Portfolio. The RCM portfolio managers responsible for day-to-day management of the AST RCM Portfolio will be Dr. Herold Rohweder, Dr. Matthias Müller, Giorgio Carlino, Dr. Michael Stamos, and Dr. Zijan Yang.

Dr. Herold Rohweder is a Managing Director and Global Chief Investment Officer Multi Asset.  Herold began his career in 1989 as a portfolio manager for global balanced, European equities and European fixed income.  In 1998 Herold initiated the Systematic Asset Management effort for equity and multi asset investments at Allianz Asset Management.  Since 2011 Herold has been Global CIO Multi Asset.  Herold has graduated from Wayne State University, Detroit with a Master of Arts degree in Economics and has received a Ph.D. from the Economics department of the University of Kiel, Germany.

Dr. Matthias Müller is a Managing Director and Chief Investment Officer Multi Strategy team.  As a senior portfolio manager, Matthias manages various institutional mandates as well as funds for unit-linked insurance products.  Before joining the Multi Asset Multi Strategy team Matthias was responsible for asset allocation and risk management at RCM’s balanced team since 2002 and prior to that worked as senior investment strategist.  He has worked in the industry since 1995.  Matthias holds a doctorate in monetary economics from J.W. Goethe University in Frankfurt.

Giorgio Carlino is a Director and Portfolio Manager and member of the Multi Asset Multi Strategy team.  He holds a degree in economics and finance from Rome’s La Sapienza University, and a master in portfolio management and asset allocation from the University of Statistics, Bologna (Italy).  He started his career in fund management in 2001 at Commerzbank AM in Rome and then moved to Milan to join Allianz Global Investors (formerly RAS AM) as a private client portfolio manager with responsibility for multimanager selection.  He joined the Multi Asset Multi Strategy team in Frankfurt in January 2008.

Dr. Michael Stamos is a Portfolio Manager and member of the Multi Asset Multi Strategy team.  He oversees various mandates for institutional clients.  Prior to joining Multi Asset in 2007, Michael worked over 4 years as a researcher at the Institute of Investment, Portfolio Management and Pension Finance at the University of Frankfurt, here he obtained his Doctoral Degree with highest distinction.  He was also a member of joint research collaborations with the Insurance and Risk Management Department at the Wharton School.  Michael has published and refereed various articles in international renowned scientific journals on fields such as finance, economics, and insurance and he has presented his work at several international conferences. He is a CFA charter holder.

Dr. Zijan Yang is a Portfolio Manager and member of the Multi Asset Multi Strategy team.  He is responsible for several multi asset portfolios for institutional mandates.  Zijan also takes on a role in the research and development of Investment Strategies in the team.  Zijan spent some years in doing financial academic research at the University of Essex in the UK, specializing in portfolio optimization, before joining the company in 2008.  In 2010, he gained his Ph.D. degree in Computational Finance from the University of Essex.  He is a CFA charter holder.

ASTSUP[      ]

The information in this Supplement to the Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Supplement to the Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ADVANCED SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012

SUPPLEMENT DATED [JANUARY 29, 2013]

This supplement describes certain changes relating to AST CLS Moderate Asset Allocation Portfolio (to be renamed AST RCM World Trends Portfolio effective on or about [February 25, 2013]). The following should be read in conjunction with the Statement of Additional Information, dated April 30, 2012 (the SAI), of Advanced Series Trust (the Trust) and the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

The beneficial shareholders of the AST CLS Moderate Asset Allocation Portfolio (the AST CLS Portfolio), to be renamed the AST RCM World Trends Portfolio (the AST RCM Portfolio or the Portfolio) recently approved an increase in the investment management fee rate paid to Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Investment Managers) by the Portfolio. The Investment Managers proposed to increase the investment management fee rate in connection with the restructuring of the Portfolio from a fund-of-funds to a portfolio investing directly in securities and to retain RCM Capital Management LLC (RCM or the New Subadviser) as subadviser for the Portfolio.  Such subadvisory arrangement is expected to become effective on or about [February 25, 2013]. In connection therewith, also on or about [February 25, 2013]: (i) the Investment Managers will terminate CLS Investments, LLC (CLS) as the subadviser for the AST CLS Portfolio; (ii) the New Subadviser will begin to implement a new investment strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST CLS Moderate Asset Allocation Portfolio to the AST RCM World Trends Portfolio (the AST RCM Portfolio or the Portfolio); and (iv) certain changes to the Portfolio’s performance benchmark and non-fundamental investment policies will become effective.

All references to the current AST CLS Moderate Asset Allocation Portfolio are hereby deemed deleted from this SAI as of the retention of the New Subadviser and its implementation of a new investment strategy for the Portfolio. Depending upon market, economic, and financial conditions as of [February 25, 2013] and the Trust’s ability to implement certain legal agreements and custody arrangements, it may take several weeks for the New Subadviser to fully implement their investment strategies for the AST RCM Portfolio.

A. Subadvisory Fee Arrangements. The subadvisory fee arrangements for the AST RCM Portfolio are set forth below.

Portfolio Name	Subadviser	Contractual Subadvisory Fee Rate
AST RCM World Trends Portfolio	RCM Capital Management LLC	0.35% of average daily net assets to $500 million; 0.30% of average daily net assets from $500 million to $1 billion; and 0.26% of average daily net assets over $1 billion

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B. Additional Information about the Portfolio Managers—Other Accounts and Portfolio Ownership. The following tables set forth information about the AST RCM Portfolio and accounts other than the AST RCM Portfolio for which such Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of [December 31, 2012].  The table shows, for such portfolio managers, as of [December 31, 2012] the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  For each category, the number of accounts and total assets in the accounts whose fees are based on performance, if any, is indicated in italics typeface. The tables also set forth the dollar range of equity securities of each Portfolio of the Trust beneficially owned by the portfolio manager as of December 31, 2012.

[Required “Other Account” Information to be Included in Subsequent Rule 485(b) Amendment Filing]

Portfolio: AST RCM World Trends Portfolio

Subadviser	Portfolio Managers	Registered Investment Companies/ Total Assets (in millions)	Other Pooled Investment Vehicles/Total Assets (in millions)	Other Accounts/Total Assets (in millions)	Ownership of Portfolio Securities
RCM Capital Management LLC	Herold Rohweder
Matthias Müller
Giorgio Carlino
Michael Stamos
Zijan Yang

C. Additional Information about the Portfolio Managers—Compensation and Conflicts of Interest. Set forth below, for each portfolio manager, is an explanation of the structure of, and method(s) used by RCM to determine, portfolio manager compensation. Also set forth below, for each portfolio manager, is an explanation of any material conflicts of interest that may arise between a portfolio manager’s management of the AST RCM Portfolio’s investments and investments in other accounts.

RCM Capital Management LLC

POTENTIAL CONFLICTS.  RCM’s reputation for integrity and ethics is one of our most important assets. In order to safeguard this reputation, we believe it is essential not only to comply with relevant U.S. and governing laws and regulations but also to maintain high standards of personal and professional conduct at all times. In order to assist us in achieving these objectives, RCM has adopted policies and procedures designed to address circumstances that could give rise to a conflict of interest, a potential conflict of interest, or an appearance of impropriety. These policies include: (i) a Code of Ethics (the “Code”), which is related to securities transactions by employees for their personal accounts; (ii) Insider Trading Policy; and (iii) a Gifts and Entertainment Policy; and a Prohibition on Serving as a Director of other companies (collectively, the “Conflicts Policies”). These policies and procedures are designed to ensure that our conduct is at all times consistent with these standards, with our fiduciary obligations to our clients, and with industry and regulatory standards for investment managers.

Ensuring that RCM complies with the conflicts policies is the responsibility of each employee of RCM. Interpretation of the conflicts of Interests policies and procedures, as well as the collection and maintenance of required records is the responsibility of the Legal and Compliance Department. RCM’s Compliance Committee holds ultimate responsibility for maintaining the Conflicts Policies.

PORTFOLIO MANAGER COMPENSATION.  RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of its staff with the investment results generated on behalf of its clients. RCM’s compensation structure reflects the firm’s belief that investment professionals are a key element of the company’s success in meeting clients’ objectives.  RCM’s compensation strategy involves global standards that are applied similarly across the broader Allianz Global Investors organization.  RCM is part of Allianz Global Investors, a global asset management business operating under the marketing

2

name Allianz Global Investors through affiliated entities worldwide.  In the case of certain regional experts located in other Allianz Global Investors offices worldwide who are “associated persons” of RCM and who serve as portfolio managers for RCM Funds, this compensation strategy is applied independently by each company that employs such a portfolio manager.  In such cases, RCM compensates the employing company through an affiliated transfer pricing arrangement that takes into account the value placed by RCM on the shared service of the portfolio manager.

The primary components of RCM’s compensation system are a fixed base salary, and a variable compensation program based on an annual cash incentive payment (bonus) and a Long Term Incentive Plan (“LTIP”).  RCM strives to provide its people with a competitive overall package, for which it conducts ongoing research to ensure that each component, as well as total compensation, is ahead of or in line with market levels, and takes into account their performance, experience and potential.  While the bonus is a cash payment driven by achievements of the individual and the business relative to set goals, the LTIP has as its key value driver the overall growth in our operating results and thus offers our senior professionals participation in the growth of RCM’s business.

Base Salary.

Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company.  Base compensation is regularly reviewed against peers with the help of compensation survey data as well as special competitor analysis, where necessary.  Base compensation typically is a bigger percentage of total compensation for more junior positions while for the most senior roles it will be a much smaller component often capped at certain levels and only adjusted every few years.

Variable Compensation

RCM’s variable compensation is made up of two components, cash bonus and long-term incentive plan

Cash Bonus.

Bonus compensation is designed to primarily reflect the achievements of an individual against set goals and over a certain time period.  For an investment professional these goals will typically be 70% quantitative and 30% qualitative, the former reflecting investment performance evaluated based on peer data over a three-year rolling time period (calculated as one-year plus three year results at 25% and 75% weighting) and the latter reflecting contributions to broader team goals, contributions made to client review meetings, to product development or product refinement initiatives.

Long-Term Incentive Plan.

An LTIP reward is provided to certain staff and executives of RCM and the other Allianz Global Investors companies to promote long-term growth and profitability.  The value of the LTIP is based on the operating earnings growth of both RCM and Allianz Global Investors based on a three-year vesting schedule.

ASTSAISUP[

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement “), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(a)(2) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(b) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(c) None

(d)(1)(a) Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated) and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(1)(b) Amended Fee Schedule to Investment Management Agreement. Filed as an exhibit to Post-Effective Amendment No. 106 to Registration Statement, which Amendment was filed via EDGAR on October 31, 2012, and is incorporated herein by reference.

(d)(1)(c) Contractual investment management fee waiver relating to AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(1)(d) Contractual investment management fee waiver relating to the AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, 2021 and AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(1)(e) Contractual expense cap for AST Prudential Core Bond Portfolio and AST Neuberger Berman Core Bond Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement, which amendment was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.

(d)(1)(f) Contractual expense cap for AST Bond Portfolio 2023. Filed as an exhibit to Post-Effective Amendment No. 93 to Registration Statement, which Amendment was filed via EDGAR on December 23, 2011, and is incorporated herein by reference.

(d)(1)(g) Contractual expense cap for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 95 to the Registration Statement, which Amendment was filed via EDGAR on March 23, 2012, and is incorporated by reference herein.

(d)(1)(h) Contractual expense cap for AST Franklin Templeton Founding Funds Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(1)(i) Contractual investment management fee waiver for AST Schroders Global Tactical Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(1)(j) Contractual investment management fee waiver for AST Western Asset Emerging Markets Debt Portfolio. Filed as an exhibit to Post-Effective Amendment No.103 to the Registration Statement, which Amendment was filed via EDGAR on July 25, 2012, and is incorporated herein by reference.

(d)(1)(k) Contractual expense cap for AST Bond Portfolio 2024.  Filed as an exhibit to Post-Effective Amendment No. 107 to Registration Statement, which Amendment was filed via EDGAR on November 13, 2012, and is incorporated herein by reference.

(d)(2) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(3)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Money Market Portfolio. Filed as an exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(3)(b)(i) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2015, AST Bond Portfolio 2018, AST Bond Portfolio 2019, and the AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(3)(b)(ii) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2016 and AST Bond Portfolio 2020. Filed as an exhibit to Post-Effective Amendment No. 73 to Registration Statement, which Amendment was filed via EDGAR on December 18, 2008, and is incorporated herein by reference.

(d)(3)(b)(iii) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2017 and AST Bond Portfolio 2021. Filed as an exhibit to Post-Effective Amendment No. 78 to Registration Statement which Amendment was filed via EDGAR on December 28, 2009, and is incorporated herein by reference.

(d)(3)(b)(iv) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2022. Filed as an exhibit to Post-Effective Amendment No. 83 to Registration Statement, which Amendment was filed via EDGAR on December 22, 2010, and is incorporated herein by reference.

(d)(3)(b)(v) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Prudential Core Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 90 to Registration Statement, which Amendment was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.

(d)(3)(b)(vi) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2023. Filed as an exhibit to Post-Effective Amendment No. 93 to the Registration Statement, which Amendment was filed via EDGAR on December 23, 2011, and is incorporated herein by reference.

(d)(4) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(5)(a) Sub-advisory Agreement among American Skandia Investment Services Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(5)(b) Amendment to Sub-Advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(6) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference

(d)(7) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference

(d)(8) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(9) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and William Blair & Company LLC for the AST International Growth Portfolio (formerly known as the AST William Blair International Growth Portfolio). Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(10)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and LSV Asset Management for the AST International Value Portfolio (formerly known as the AST LSV International Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(10)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(11) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and J. P. Morgan Investment Management, Inc. for the AST J.P. Morgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(12) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Hotchkis and Wiley Capital Management LLC for the AST Large-Cap Value Portfolio (formerly known as the AST Hotchkis and Wiley Large-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(13) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(14) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(15)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(15)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(16) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio (now known as the AST Neuberger Berman/LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference

(d)(17)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(17)(b) Amendment to Sub-advisory Agreements among AST Investment Services, Inc.,Prudential Investments LLC and Neuberger Berman Management, Inc. for each of the AST Neuberger Berman Mid-Cap Value Portfolio (now known as the AST Neuberger Berman /LSV Mid-Cap Value Portfolio) and the Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(18) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Eagle Asset Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference

(d)(19) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(20) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(21) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference

(d)(22)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(22)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(23) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(24) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(d)(25) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(26) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(27) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Balanced Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference

(d)(28) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Capital Appreciation Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(d)(29) Amendment to Sub-advisory Agreements among AST Investment Services, Inc., Prudential Investments LLC and First Trust Advisors, L.P. for each of the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(30)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(30)(b) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(31) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(32) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(33) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Marsico Capital Management, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(34)(a) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(34)(b) Amendment to Sub-Advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an

exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(35) Sub-advisory Agreement among AST Investment Services Inc., Prudential Investments LLC, Quantitative Management Associates, LLC, Prudential Investment Management, Inc., and Jennison Associates, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(36) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(37) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Strategic Opportunities Portfolio (formerly the AST UBS Dynamic Alpha Portfolio). Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(38) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Federated MDTA LLC, for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(39) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Marsico Capital Management, LLC, for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(40) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and Thornburg Investment Management, Inc., for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(41) Amended and Restated Sub-advisory Agreement among American Skandia Investment Services, Incorporated, (now known as AST Investment Services, Incorporated) Prudential Investments LLC, Salomon Brothers Asset Management, and ClearBridge Advisors, LLC, for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(42) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and J.P. Morgan Investment Management, Inc., for the AST Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(43) Sub-advisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Incorporated), Prudential Investments LLC and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(d)(44)(a) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and CLS Investment Firm, LLC for the AST CLS Growth Asset Allocation Portfolio and the AST CLS Moderate Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 79 to Registration Statement, which Amendment was filed via EDGAR on February 2, 2010, and is incorporated herein by reference.

(d)(44)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Schroder Investment Management North America Inc. for the AST Schroders Global Tactical Portfolio (formerly AST CLS Growth Asset Allocation Portfolio). Filed as an exhibit to Post-Effective Amendment No. 95 to Registration Statement, which Amendment was filed via EDGAR on March 23, 2012, and is incorporated herein by reference.

(d)(44)(c) Sub-Subadvisory Agreement among Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., AST Investment Services, Incorporated , and Prudential Investments LLC for the AST Schroders Global Tactical Portfolio. Filed as an exhibit to Post-Effective Amendment No. 95 to

Registration Statement, which Amendment was filed via EDGAR on March 23, 2012, and is incorporated herein by reference.

(d)(45) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Horizon Investments, LLC for the AST Horizon Growth Asset Allocation Portfolio and the AST Horizon Moderate Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(46) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Western Asset Management Company Limited for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(47) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Western Asset Management Company for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(48) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Prudential Real Estate Investors for the AST Global Real Estate Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(49) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Parametric Portfolio Associates LLC for the AST Parametric Emerging Markets Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(50) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and Prudential Investment Management, Inc. for the AST PIM US Equity Alpha Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(51) Sub-advisory Agreement among AST Investment Services Inc., Prudential Investments LLC and LSV Asset Management for the AST Neuberger Berman Mid-Cap Value Portfolio (re-named as the AST Neuberger Berman / LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(52) Sub-advisory Agreement among AST Investment Services, Inc., Prudential Investments LLC and EARNEST Partners LLC for the AST Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(53) Sub-advisory Agreement among AST Investment Services, Incorporated , Prudential Investments LLC and First Trust Advisors, L.P. for the AST Focus Four Plus Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(54)(a) Sub-advisory Agreement among AST Investment Services, Incorporated , Prudential Investments LLC and Schroder Investment Management North America Inc. for the AST Schroders Multi-Asset World Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(54)(b) Sub-Subadvisory Agreement among Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd., AST Investment Services, Incorporated , and Prudential Investments LLC for the AST Schroders Multi-Asset World Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(55)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, Prudential Bache Asset Management, and Prudential Investment Management, Inc. for the AST Academic Strategies Asset Allocation

Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(55)(b) Sub-advisory Agreement among AST Investment Services, Incorporated , Prudential Investments LLC, and Pacific Investment Management Company LLC for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.

(d)(55)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and AlphaSimplex Group for the AST Academic Strategies Asset Allocation Portfolio Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(55)(d) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and First Quadrant, L.P. for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(56)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(56)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Aggressive Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(56)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Preservation Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(56)(d) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and each of Prudential Investment Management, Inc., Jennison Associates LLC, and Prudential Investment Management, Inc. for the AST Capital Growth Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(57)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST Jennison Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.

(d)(57)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST Jennison Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.

(d)(58) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Pyramis Global Advisors, LLC, for AST FI Pyramis ® Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(d)(59) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Neuberger Berman Fixed Income LLC, for AST Neuberger Berman Core Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 90 to Registration Statement, which Amendment was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.

(d)(60) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Quantitative Management Associates, for AST Quantitative Modeling Portfolio. Filed as an exhibit to Post-Effective Amendment No. 88 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2011, and is incorporated herein by reference.

(d)(61) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Wellington Management Company, LLP, for AST Wellington Management Hedged Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 88 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2011, and is incorporated herein by reference.

(d)(62)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Bradford & Marzec LLC, for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(62)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Brown Advisory, LLC, for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(62)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and C.S. McKee, LP, for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(62)(d) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and EARNEST Partners, LLC, for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(62)(e) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Epoch Investment Partners, Inc., for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(62)(f) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Security Investors, LLC, for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(62)(g) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Thompson, Siegel & Walmsley LLC, for AST New Discovery Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(63)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Franklin Advisers, Inc., for AST Franklin Templeton Founding Funds Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 105 to Registration Statement, which Amendment was filed via EDGAR on August 30, 2012, and is incorporated herein by reference.

(d)(63)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Franklin Mutual Advisers, LLC, for AST Franklin Templeton Founding Funds Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 105 to Registration Statement, which Amendment was filed via EDGAR on August 30, 2012, and is incorporated herein by reference.

(d)(63)(c) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Templeton Global Advisors Limited, for AST Franklin Templeton Founding Funds Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 105 to Registration Statement, which Amendment was filed via EDGAR on August 30, 2012, and is incorporated herein by reference.

(d)(64) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Emerald Mutual Fund Advisers Trust, for AST Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective

Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(65) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and T. Rowe Price Associates, Inc., for AST T. Rowe Price Equity Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(66) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jennison Associates LLC, for AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(67) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and Jefferies Asset Management, LLC for AST Academic Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(d)(68)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC, and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Global Thematic Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 103 to Registration Statement, which Amendment was filed via EDGAR on July 25, 2012, as is incorporated herein by reference.

(d)(68)(b) Sub-subadvisory Agreement among J.P. Morgan Investment Management, Inc. and Security Capital Research & Management Incorporated for the AST J.P. Morgan Global Thematic Portfolio. Filed as an exhibit to Post-Effective Amendment No. 106 to Registration Statement, which Amendment was filed via EDGAR on October 31, 2012, and is incorporated herein by reference.

(d)(69)(a) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Western Asset Management Company for the AST Western Asset Emerging Markets Debt Portfolio. Filed as an exhibit to Post-Effective Amendment No. 103 to Registration Statement, which Amendment was filed via EDGAR on July 25, 2012, and is incoroprated herein by reference.

(d)(69)(b) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Western Asset Management Company Limited for the AST Western Asset Emerging Market Debts Portfolio. Filed as an exhibit to Post-Effective Amendment No.103 to Registration Statement which was filed via EDGAR on July 25, 2012, and is incorporated herein by reference.

(d)(70) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 103 to Registration Statement which was filed via EDGAR on July 25, 2012, and is incorporated herein by reference.

(d)(71) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Bond Portfolio 2024.  Filed as an exhibit to Post-Effective Amendment No. 107 to Registration Statement, which Amendment was filed via EDGAR on November 13, 2012, and is incorporated herein by reference.

(d)(72) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Clearbridge Dividend Growth Portfolio.  To be filed by subsequent amendment.

(d)(73) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST AQR Emerging Markets Equity Portfolio.  To be filed by subsequent amendment.

(d)(74) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST QMA Emerging Markets Equity Portfolio.  To be filed by subsequent amendment.

(d)(75) Sub-advisory Agreement among AST Investment Services, Incorporated, Prudential Investment LLC and Prudential Investment Management, Inc. for the AST Long Duration Bond Portfolio.  To be filed by subsequent amendment.

(e)(1) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(e)(2) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(f) None. (g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(g)(2) Custody Agreement between the Registrant and The Bank of New York dated November 7, 2002, as amended, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund filed via EDGAR on July 1, 2005 (File No. 33-10649).

(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 2007 (File No. 33-10649).

(h)(1)(i) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(h)(1)(ii) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agerement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A, which was filed via EDGAR on December 29, 2008 (File No. 33-50476), and is incorporated herein by reference.

(h)(2) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(h)(3) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation, American Skandia Trust, American Skandia Investment Services, Incorporated, Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(4) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(5) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(6) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(i)(i) Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(i)(ii) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 95 to the Registration Statement, which Amendment was filed via EDGAR on March 23, 2012, and is incorporated herein by reference.

(i)(iii) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 103 to the Registration Statement, which Amendment was filed via EDGAR on July 25, 2012, and is incorporated herein by reference.

(i)(iv) Consent of Counsel for the Registrant. To be filed by subsequent amendment.

(j) Consent of Independent Registered Public Accounting Firm.  To be filed by subsequent amendment.

(k) None.

(l) Certificate re: initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(m) None.

(n) None.

(o) None.

(p)(1) Code of Ethics of the Registrant dated January 15, 2010. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on September 27, 2010 (File No. 333-82621).

(2) Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, dated January 10, 2011, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Prudential Investment Portfolios 12, filed via EDGAR on June 1, 2011 (File No. 333-42705).

(p)(3) Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(4) Code of Ethics of Federated Investment Counseling. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(5) Code of Ethics of Federated Global Investment Management Corp. Filed as an Exhibit to Post-Effective Amendment No. 46 to Registration Statement, which Amendment was filed via EDGAR on February 28, 2003, and is incorporated herein by reference.

(p)(6) Code of Ethics of Goldman Sachs Asset Management, L.P. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(p)(7) Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)(8) Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(p)(9) Code of Ethics of Lord, Abbett & Co. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(10) Code of Ethics of Marsico Capital Management, LLC. Filed as an Exhibit to Post-Effective Amendment No. 45 to Registration Statement, which Amendment was filed via EDGAR on May 1, 2002, and is incorporated herein by reference.

(p)(11) Code of Ethics of Massachusetts Financial Services Company. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(12) Code of Ethics of Neuberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(p)(13) Code of Ethics of Pacific Investment Management Company LLC. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(p)(14) Code of Ethics of T. Rowe Price Associates, Inc. dated March 1, 2008. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(15) Code of Ethics of LSV Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(p)(16) Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(p)(17) Code of Ethics of Eagle Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(p)(18) Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(p)(19) Code of Ethics of First Trust Advisors, L.P. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(p)(20) Code of Ethics of Thornburg Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.

(p)(21) Code of Ethics of ClearBridge Advisors, LLC. Incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 55 to the Registration Statement of The Prudential Series Fund on Form N-1A (File No.2-80896) filed via EDGAR on April 27, 2007.

(p)(22) Code of Ethics of CLS Investment Firm, LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(23) Code of Ethics of Horizon Investments, LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(24) Code of Ethics of Western Asset Management Company and Western Asset Management Company Limited. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(25) Code of Ethics of Parametric Portfolio Associates LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(26) Code of Ethics of Prudential Investment Management, Inc.. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(27) Code of Ethics of WEDGE Capital Management LLP. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(28) Code of Ethics of EARNEST Partners LLC. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(p)(29) Code of Ethics of AlphaSimplex Group, LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(30) Code of Ethics of First Quadrant, L.P. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(p)(31) Code of Ethics of Pyramis Global Advisors, LLC. Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.

(p)(32) Code of Ethics of Wellington Management Company, LLP. Filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement of Prudential Sector Funds, Inc. on Form N-1A (File No. 2-72097 filed via EDGAR on January 26, 2011.

(p)(33) Code of Ethics of Bradford & Marzec LLC. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(34) Code of Ethics of Brown Advisory, LLC. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(35) Code of Ethics of C.S. McKee, LP. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(36) Code of Ethics of Epoch Investment Partners, Inc. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(37) Code of Ethics of Security Investors, LLC. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(38) Code of Ethics of Thompson, Siegel & Walmsley LLC. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(39) Code of Ethics of Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

(p)(40) Code of Ethics of Emerald Advisers Inc. and Emerald Mutual Fund Advisers Trust. Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement of The Target Portfolio Trust on Form N-1A (File No. 33-50476) filed via EDGAR on February 23, 2012.

(p)(41) Code of Ethics of CoreCommodity Management, LLC. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.

Item 29. Persons Controlled by or under Common Control with the Registrant.

Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by Prudential Annuities Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Management and Advisory Arrangements” and “Other Information.”

Item 30. Indemnification.

Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.

The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each Sub-Advisory Agreement filed herewith or incorporated by reference herein. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and other Connections of the Investment Adviser.

AST Investment Services, Incorporated (“ASTI”), One Corporate Drive, Shelton, Connecticut 06484, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serve as the co- investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASTI is included in ASTI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PI is included in PI’s Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.

Item 32. Principal Underwriters.

Registrant’s shares are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts. The Trust has no principal underwriter or distributor.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp. (BNY), One Wall Street, New York, New York 10286, Prudential Investment Management, Inc., Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 34. Management Services.

Other than as set forth under the caption “How the Fund is Managed-Investment Managers” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 30th day of November, 2012.

ADVANCED SERIES TRUST

/s/ Robert F. O’Donnell

*Robert F. O’Donnell
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

/s/ Robert F. O’Donnell*		Trustee and President, Principal Executive Officer
Robert F. O’Donnell

/s/ Saul K. Fenster*		Trustee
Saul K. Fenster

/s/ Timothy Cronin*		Trustee
Timothy Cronin

/s/ Delayne Dedrick Gold*		Trustee
Delayne Dedrick Gold

/s/ Robert F. Gunia*		Trustee
Robert F. Gunia

/s/ W. Scott McDonald, Jr.*		Trustee
W. Scott McDonald, Jr.

/s/ Thomas T. Mooney*		Trustee
Thomas T. Mooney

/s/ Thomas M. O’Brien*		Trustee
Thomas M. O’Brien

/s/ F. Don Schwartz*		Trustee
F. Don Schwartz

/s/ Susan D. Austin*		Trustee
Susan D. Austin

/s/ Grace C. Torres*		Treasurer, Principal Financial and Accounting Officer
Grace C. Torres

*By:	/s/ Amanda Ryan	Attorney-in-Fact	November 30, 2012
Amanda Ryan

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Raymond O’Hara, Amanda Ryan and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Timothy S. Cronin
Timothy S. Cronin

/s/ Susan Davenport Austin
Susan Davenport Austin

/s/ Saul K. Fenster
Saul K. Fenster

/s/ Delayne Dedrick Gold
Delayne Dedrick Gold

/s/ Robert F. Gunia
Robert F. Gunia

/s/ W. Scott McDonald, Jr.
W. Scott McDonald, Jr.

/s/ Thomas T. Mooney
Thomas T. Mooney

/s/ Thomas M. O’Brien
Thomas M. O’Brien

/s/ Robert F. O’Donnell
Robert F. O’Donnell

/s/ F. Don Schwartz
F. Don Schwartz

/s/ Grace C. Torres
Grace C. Torres

Dated: June 14, 2012